Note 9 - Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Future tax credits	$ 5,244	$ 5,884
Inventory valuation	3,098	2,204
Employee benefits	2,191	2,063
Insurance	345	685
Other comprehensive loss	8,975	6,511
Interest	3	4
Prepaid revenue	374	463
Net operating loss and other tax attribute carryovers	610	85
Equity investment basis difference	0	1,589
Other	0	815
Total assets	20,840	20,303
Property basis and depreciation difference	21,807	17,975
Intangibles	17	33
Right of use assets	5,764	4,371
Pension	21,253	21,556
Other	1,012	0
Total liabilities	49,853	43,935
Valuation allowance - noncurrent	3,931	4,674
Net deferred income tax liability	$ (32,944)	$ (28,306)